NOTE 2- Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Details
Approximate net operating loss carryforward	$ 20,600	$ 17,500
Valuation allowance	(20,600)	(17,500)
Deferred tax asset	$ 0	$ 0